Short-term loan - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2023 CNY (¥)	Oct. 31, 2022 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Short-term loan
Short-term bank borrowings					¥ 5,000
Repayments of short term debt	¥ 5,000		¥ 5,000	$ 704	¥ 188,000
Shenzhen Zhongxiaodan Micro Credit Co Ltd
Short-term loan
Short-term bank borrowings		¥ 5,000
Fixed interest rate		4.90%
Loan term (in years)		1 year